Note 24 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of range of exercise prices of outstanding share options [text block]
	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
4.69 - 5.00	906,082	4.79	1.01	906,082	4.79	1.01
5.01 - 10.00	3,795,640	8.38	8.08	719,766	8.55	6.53
10.01 - 15.00	2,585,602	11.26	3.37	2,148,102	11.10	2.11
15.01 - 20.00	100,000	16.06	1.65	100,000	16.06	1.65
20.01 - 126.01	196,115	72.69	1.28	196,115	72.69	1.28
	7,583,439	10.70	5.37	4,070,065	12.33	2.60

Disclosure of number and weighted average exercise prices of share options [text block]
	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,266,098	10.76	9,431,737	9.35
Granted	2,601,680	8.83	2,552,796	15.95
Exercised	(2,918,518)	7.54	(973,948)	5.28
Cancelled or expired	(1,365,821)	14.31	(1,744,487)	13.78
Balance, end of the year	7,583,439	10.70	9,266,098	10.76

Disclosure of detailed information about options valuation assumptions explanatory [text block]
		Year Ended	Year Ended
Assumption	Based on	December 31, 2019	December 31, 2018
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	2.01	1.87
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.80	5.40
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	51.29	58.70
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Year Ended December 31, 2019
	Number of shares	Weighted Average Fair Value
Outstanding, beginning of the year	—	$—
Granted	274,520	7.29
Settled	(145,576)	7.29
Forfeited	—	—
Outstanding, end of the year	128,944	$7.29